SCHEDULE OF FAIR VALUE HIERARCHY (Details)	Mar. 31, 2024 USD ($)
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities - Private Placement Warrants
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities - Private Placement Warrants
Fair Value, Inputs, Level 2 [Member] | Public Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities - Private Placement Warrants	1,238,826
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities - Private Placement Warrants	735,734
Fair Value, Inputs, Level 3 [Member] | Public Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities - Private Placement Warrants
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities - Private Placement Warrants